Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Number of treasury shares	24,392,703	15,474,234	32,473,281	8,376,756
TOTAL SE
Shareholders' equity
Number of treasury shares	24,392,703	15,474,234	32,473,281
Percentage of share capital represented by treasury shares	0.92%	0.59%	1.23%
Shares acquired with the intention to cancel them	23,284,409	11,051,144	27,360,278
TOTAL SE | TOTAL share performance plans for Group employees
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	1,055,446	4,357,324	5,044,817
TOTAL SE | New share performance or purchase options plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	52,848	65,766	68,186